Long-Term Loans - Schedule of Changes in Warrants (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 112
Balance	442	$ 112
Viola Warrants [Member]
Balance	112
Additions during the year		100
Changes to the fair value	330	12
Balance	$ 442	$ 112